Stock Options and Warrants (Details) - Schedule of options outstanding and exercisable - $ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Stock Options and Warrants (Details) - Schedule of options outstanding and exercisable [Line Items]
Options Outstanding, Weighted-Average Exercise Price (in Dollars per share)	$ 3.36	$ 4.41	$ 4,369.60
Options Exercisable, Number Exercisable	953,232
Options Exercisable, Weighted Average Exercise Price (in Dollars per share)	$ 4.27
Equity Option [Member]
Stock Options and Warrants (Details) - Schedule of options outstanding and exercisable [Line Items]
Options Outstanding, Number Outstanding	1,690,758
Options Exercisable, Number Exercisable	953,232
Equity Option [Member] | ExercisePriceTwoMember
Stock Options and Warrants (Details) - Schedule of options outstanding and exercisable [Line Items]
Options Outstanding, Exercise Prices	2.50
Options Outstanding, Number Outstanding	482,338
Warrants/Options Outstanding, Weighted - Average Remaining Contractual Life (years)	4 years 58 days
Options Outstanding, Weighted-Average Exercise Price (in Dollars per share)	$ 2.50
Options Exercisable, Number Exercisable	51,087
Options Exercisable, Weighted Average Exercise Price (in Dollars per share)	$ 2.50
Equity Option [Member] | ExercisePricesThreeMember
Stock Options and Warrants (Details) - Schedule of options outstanding and exercisable [Line Items]
Options Outstanding, Number Outstanding	74,673
Warrants/Options Outstanding, Weighted - Average Remaining Contractual Life (years)	3 years 109 days
Options Outstanding, Weighted-Average Exercise Price (in Dollars per share)	$ 3.37
Options Exercisable, Number Exercisable	74,673
Options Exercisable, Weighted Average Exercise Price (in Dollars per share)	$ 3.37
Equity Option [Member] | ExercisePricesThreeMember | Minimum [Member]
Stock Options and Warrants (Details) - Schedule of options outstanding and exercisable [Line Items]
Options Outstanding, Exercise Prices	3.00
Equity Option [Member] | ExercisePricesThreeMember | Maximum [Member]
Stock Options and Warrants (Details) - Schedule of options outstanding and exercisable [Line Items]
Options Outstanding, Exercise Prices	4.00
Equity Option [Member] | ExercisePricesFourMember
Stock Options and Warrants (Details) - Schedule of options outstanding and exercisable [Line Items]
Options Outstanding, Exercise Prices	4.80
Options Outstanding, Number Outstanding	15,000
Warrants/Options Outstanding, Weighted - Average Remaining Contractual Life (years)	2 years 178 days
Options Outstanding, Weighted-Average Exercise Price (in Dollars per share)	$ 4.80
Options Exercisable, Number Exercisable	15,000
Options Exercisable, Weighted Average Exercise Price (in Dollars per share)	$ 4.80
Equity Option [Member] | ExercisePricesFiveMember
Stock Options and Warrants (Details) - Schedule of options outstanding and exercisable [Line Items]
Options Outstanding, Exercise Prices	6.40
Options Outstanding, Number Outstanding	482,420
Warrants/Options Outstanding, Weighted - Average Remaining Contractual Life (years)	3 years 105 days
Options Outstanding, Weighted-Average Exercise Price (in Dollars per share)	$ 6.40
Options Exercisable, Number Exercisable	482,420
Options Exercisable, Weighted Average Exercise Price (in Dollars per share)	$ 6.40
Equity Option [Member] | ExercisePriceOneMember
Stock Options and Warrants (Details) - Schedule of options outstanding and exercisable [Line Items]
Options Outstanding, Number Outstanding	636,327
Warrants/Options Outstanding, Weighted - Average Remaining Contractual Life (years)	3 years 127 days
Options Outstanding, Weighted-Average Exercise Price (in Dollars per share)	$ 1.67
Options Exercisable, Number Exercisable	330,052
Options Exercisable, Weighted Average Exercise Price (in Dollars per share)	$ 1.61
Equity Option [Member] | ExercisePriceOneMember | Minimum [Member]
Stock Options and Warrants (Details) - Schedule of options outstanding and exercisable [Line Items]
Options Outstanding, Exercise Prices	1.00
Equity Option [Member] | ExercisePriceOneMember | Maximum [Member]
Stock Options and Warrants (Details) - Schedule of options outstanding and exercisable [Line Items]
Options Outstanding, Exercise Prices	2.00